Issued capital and reserves	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Issued capital and reserves

17. Issued capital and reserves

Ordinary share capital	2016
(in £)
Balance at beginning of year	59,221
Issuances in the year	133,801

Nominal share capital as at December 31	193,022

Ordinary shares issued and fully paid
At January 1, 2016	19,740,296
Issued on June 9, 2016 for private financing round	39,464,540
Issued on June 9. 2016 for private placement	5,135,962

At December 31, 2016	64,340,798

Nominal value at December 31, 2016 (£)	0.003
Issued capital at December 31, 2016 (£)	193,022

Ordinary share capital	2017
(in £)
Balance at beginning of year	193,022
Issuances in the year	20,263

Nominal share capital as at December 31	213,285

Ordinary shares issued and fully paid
Issued on April 3, 2017 for private placement financing round	5,042,017
Issued on April 26, 2017 for conversion of loan note	1,221,361
Issued on October 28, 2017 for acquisition of license	490,798

At December 31, 2017	71,094,974

Nominal value at December 31, 2017 (£)	0.003
Issued capital at December 31, 2017 (£)	213,285

Ordinary share capital	2018
(in £)
Balance at beginning of year	213,285
Issuances in the year	436

Nominal share capital as at December 31	213,721

Ordinary shares issued and fully paid
At January 1, 2018	71,094,974
Issued on June 1, 2018 for public offering	50,076
Issued on August 3, 2018 for exercise of share options	10,000
Issued on October 22, 2018 for exercise of share options	85,222

At December 31, 2018	71,240,272

Nominal value at December 31, 2018 (£)	0.003
Issued capital at December 31, 2018 (£)	213,721

Since January 1, 2016, the following alterations to the Company’s share capital have been made:

•

under the subscription agreement dated July 28, 2015, as amended by an agreement dated June 1, 2016, the Company issued and allotted 39,464,540 ordinary shares of £0.003 in nominal value in the capital of the Company on June 9, 2016 at a price of £1.84 per share. 39,699 of these ordinary shares were issued to WG Partners LLP, for no cash consideration, as payment for financial advisory services;

•

on March 21, 2016 the Directors of the Company signed a solvency statement with the agreement of all shareholders and undertook a capital reduction, reducing the share premium account by £7,000,000 and crediting a new Other reserve by the same amount;

•

under a private placement dated June 9, 2016, the Company issued and allotted 5,135,962 ordinary shares of £0.003 in nominal value in the capital of the Company on June 9, 2016 at a price of £2.21 per share; and

•	on June 9, 2016, the Company’s ordinary shares were admitted to trading on the AIM market of the London Stock Exchange.

•

under the private placement dated April 3, 2017, the Company issued and allotted 5,042,017 ordinary shares of £0.003 in nominal value in the capital of the Company on April 3, 2017 at a price of £2.975 per share to institutional investors. Gross cash received was £15,000,000;

•

on April 26, 2017 Novartis converted £1,398,552 of loan notes dated June 3, 2016 into 632,829 ordinary shares of £0.003 in nominal value in the capital of the Company at the fixed conversion price of £2.21 per share. Under the terms of the notes, Novartis also received 588,532 bonus shares;

•

on October 31, 2017, Mereo BioPharma Group plc issued 490,798 ordinary shares of £0.003 in nominal value in the capital of the Company to AstraZeneca AB as part payment for the acquisition by Mereo BioPharma 4 Limited of an exclusive license and option to acquire certain assets;

•

under the public offering dated June 1, 2018, the Company issued and allotted 50,076 ordinary shares of £0.003 in nominal value in the capital of the Company on June 1, 2018 at a price of £3.00 per share to investors. Gross cash received was £150,228;

•	on August 3, 2018 the Company issued and allotted 10,000 ordinary shares of £0.003 in nominal value in the capital of the Company pursuant to an exercise of employee share options; and

•	on October 22, 2018 the Company issued and allotted 85,222 ordinary shares of £0.003 in nominal value in the capital of the Company pursuant to an exercise of employee share options.

December 31,
Share premium	2016
(in £)
At January 1, 2016	26,212,880
Share capital reduction on March 21, 2016	(7,000,000)
Issuance of share capital for private financing round on June 9, 2016	72,423,314
Issuance of share capital for private placement on June 9, 2016	11,335,069
Transaction costs for issued share capital	(2,995,864)

At December 31, 2016	99,975,399

December 31,
Share premium	2017
(in £)
At January 1, 2017	99,975,399
Issued on April 3, 2017 for private placement financing round	14,984,875
Issued on April 26, 2017 for conversion of loan note	2,477,787
Issued on October 28, 2017 for acquisition of license	1,518,527
Transaction costs for issued share capital	(729,632)

At December 31, 2017	118,226,956

December 31,
Share premium	2018
(in £)
At January 1, 2018	118,226,956
Issued on June 1, 2018 for public offering	150,078
Issued on August 3, 2018 for exercise of share options	12,870
Issued on October 22, 2018 for exercise of share options	109,681
Transaction costs for issued share capital	(7,512)

At December 31, 2018	118,492,073

Other capital reserves

	Shares to be issued	Share-based payments	Equity component of convertible loan	Total
	(in £)
At January 1, 2016	18,677,840	2,982,265	—	21,660,105
Share-based payments expense during the year	—	6,494,018	—	6,494,018
Shares issued	(16,003,363)	—	—	(16,003,363)
Equity component of convertible loan instrument	—	—	516,802	516,802

At December 31, 2016	2,674,477	9,476,283	516,802	12,667,562

At January 1, 2017	2,674,477	9,476,283	516,802	12,667,562
Share-based payments expense during the year	—	4,983,186	—	4,983,186
Shares issued	(1,082,899)	—	—	(1,082,899)
Equity component of convertible loan instrument	—	—	(208,680)	(208,680)

At December 31, 2017	1,591,578	14,459,469	308,122	16,359,169

	Shares to be issued	Share-based payments	Equity component of convertible loan	Warrants issued for TAP funding	Total
	(in £)
At January 1, 2018	1,591,578	14,459,469	308,122	—	16,359,169
Share-based payments expense during the year	—	2,302,335	—	—	2,302,335
Share-based payments release for exercise of options	—	(113,042)	—	—	(113,042)
Warrants issued for TAP funding	—	—	—	44,156	44,156

At December 31, 2018	1,591,578	16,648,762	308,122	44,156	18,592,618

Share-based payments

The Group has various share option schemes under which options to subscribe for the Group’s shares have been granted to certain executives, NEDs and employees (see Note 25 for further details).

The share-based payment reserve is used to recognize a) the value of equity settled share-based payments provided to employees, including key management personnel, as part of their remuneration and b) deferred equity consideration. Refer to Note 25 for further details of these plans. Of the £6,494,018 share-based payment expense in 2016, £298,836 is an accelerated charge relating to 500,000 share options which were cancelled on June 9, 2016.

Shares issued/to be issued

Shares to be issued at January 1, 2016 of £18,677,840 represented a maximum potential 10,151,000 bonus shares due to Novartis under the terms of an investment in the prior year. Of the 44,600,502 ordinary shares issued on June 9, 2016, 8,697,480 shares were issued to Novartis as fully paid up bonus shares (for £nil consideration), the number of which was calculated to maintain its shareholding at 19.5%. The fair value of these shares was £1.84 per share. At December 31, 2016, £2,674,477 representing a maximum of 1,453,520 shares at £1.84 were remaining to be issued to Novartis pro rata to their percentage shareholding as and when the Company issues further ordinary shares.

Of the 1,221,361 ordinary shares issued on April 26, 2017, 588,532 shares were issued to Novartis as fully paid up bonus shares (for £nil consideration), the number of which was calculated to maintain its shareholding at 19.5%. The fair value of these shares was £1.84 per share. At December 31, 2018 and December 31, 2017, £1,591,578 representing a maximum of 864,988 shares at £1.84 were remaining to be issued to Novartis pro rata to its percentage shareholding as and when the Company issues further ordinary shares.

Equity component of convertible loan instrument

The convertible loan notes issued to Novartis are a compound instrument consisting of a liability and an equity component (see Note 18a). The value of the equity component (cost of the conversion option) as at December 31, 2018 is £308,122 (2017: £308,122; 2016: £516,802).

Warrants issued for TAP funding

The funding arrangements with The Alpha-1 Project are a compound instrument consisting of a liability and an equity component (see Note 21). The value of the equity component (consideration received for the warrants) as at December 31, 2018 is £44,156 (2017: £nil; 2016: £nil).

Accumulated loss

	Year ended December 31
	2016	2017	2018
	(in £)
Other reserves	7,000,000	7,000,000	7,000,000
Accumulated losses	(40,579,241)	(79,315,920)	(111,220,794)

Accumulated deficit	(33,579,241)	(72,315,920)	(104,220,794)